Cover	Oct. 25, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 25, 2022
Entity File Number	1-14120
Entity Registrant Name	Blonder Tongue Laboratories, Inc.
Entity Central Index Key	0001000683
Entity Tax Identification Number	52-1611421
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	One Jake Brown Road
Entity Address, City or Town	Old Bridge
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08857
City Area Code	732
Local Phone Number	679-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $.001
Trading Symbol	BDRL
Security Exchange Name	NONE
Entity Emerging Growth Company	false